SUBSIDIARIES	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SUBSIDIARIES

26 SUBSIDIARIES

The Group’s subsidiaries on March 31, 2026, from a legal perspective following the Recapitalization, are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Group. The country of incorporation or registration is also their principal business place of business. Particulars of the subsidiaries as of March 31, 2026 are as follows:

Name of entities	Places of Incorporation and operation	Principal activities	Particulars of issued/registered share capital	Percentage of ownership interest
Diginex Solutions (HK) Limited*	Hong Kong	Provision of ESG reporting solutions services	19,907 ordinary shares issued (2025: 19,907 ordinary shares issued	Direct 100% (2025: 100%)
Diginex USA, LLC	United States of America	Provision of ESG reporting solutions services	1,000 Class A Units of $10 each (2025: 1,000 Class A Units of $10 each)	Indirect 100% (2025: 100%)
Diginex Services Limited	United Kingdom	Provision of ESG reporting solutions services	Ordinary shares of 1 pence each (2025: Ordinary shares of 1 pence each	Indirect 100% (2025: 100%)
Diginex MENA Limited*	Abu Dhabi	Inactive	100 ordinary shares issued of $1 each. (2025: N/A)	Direct 100%
Matter DK ApS	Denmark	Provision of commercial ESG data and analytics platform service	10,923,682 shares of DKK 0.01 each (2025: N/A)	Direct 100%
The Remedy Project Limited	Hong Kong	Provision of human rights risk assessment and worker-centered remediation protocols	100 ordinary shares (2025: N/A)	Direct 100%
planA.earth GmbH	Germany	Provision of carbon accounting and ESG reporting services	94,703 shares of Euro 1 each	Direct 100%
planA.earth SAS	France	Provision of carbon accounting and ESG reporting services	5,000 shares of Euro 1 each	Indirect 100%
planA.earth Limited	United Kingdom	Provision of carbon accounting and ESG reporting services	5,000 ordinary shares of GBP 1 each	Indirect 100%
planA.earth EOOD	Bulgaria	Provision of carbon accounting and ESG reporting services	5,000 shares of BGN 1 each	Indirect 100%

*	Diginex MENA Limited was incorporated in Abu Dhabi on September 26, 2025.